                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4410

                           Oppenheimer Discovery Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                      Date of fiscal year end: September 30

                      Date of reporting period: 06/30/2009

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares         Value
                                                       ----------   ------------
COMMON STOCKS--96.3%

CONSUMER DISCRETIONARY--15.0%
DIVERSIFIED CONSUMER SERVICES--1.9%
American Public Education, Inc.(1)                        125,951   $  4,988,919
Strayer Education, Inc.                                    17,900      3,904,169
                                                                    ------------
                                                                       8,893,088
                                                                    ------------
HOTELS, RESTAURANTS & LEISURE--5.2%
Buffalo Wild Wings, Inc.(1)                               137,400      4,468,248
Cheesecake Factory, Inc. (The)(1)                         226,000      3,909,800
Chipotle Mexican Grill, Inc., Cl. A(1)                     43,700      3,496,000
Panera Bread Co., Cl. A(1)                                 85,400      4,258,044
Penn National Gaming, Inc.(1)                             114,400      3,330,184
WMS Industries, Inc.(1)                                   150,700      4,748,557
                                                                    ------------
                                                                      24,210,833
                                                                    ------------
MEDIA--0.5%
Marvel Entertainment, Inc.(1)                              65,100      2,316,909
                                                                    ------------
MULTILINE RETAIL--1.1%
Dollar Tree, Inc.(1)                                      125,100      5,266,710
                                                                    ------------
SPECIALTY RETAIL--5.3%
Aaron Rents, Inc.                                         118,300      3,527,706
Aeropostale, Inc.(1)                                      130,900      4,485,943
Citi Trends, Inc.(1)                                      142,600      3,690,488
hhgregg, Inc.(1)                                          203,800      3,089,608
Hibbett Sports, Inc.(1)                                   162,200      2,919,600
J. Crew Group, Inc.(1)                                    157,600      4,258,352
Urban Outfitters, Inc.(1)                                 130,400      2,721,448
                                                                    ------------
                                                                      24,693,145
                                                                    ------------
TEXTILES, APPAREL & LUXURY GOODS--1.0%
Warnaco Group, Inc. (The)(1)                              135,900      4,403,160
                                                                    ------------
CONSUMER STAPLES--2.2%

FOOD PRODUCTS--2.2%
Diamond Foods, Inc.                                       150,400      4,196,160
Smart Balance, Inc.(1)                                    329,290      2,242,465
TreeHouse Foods, Inc.(1)                                  123,000      3,538,710
                                                                    ------------
                                                                       9,977,335
                                                                    ------------
ENERGY--5.0%

ENERGY EQUIPMENT & SERVICES--1.5%
Core Laboratories NV                                       37,100      3,233,265
IHS, Inc., Cl. A(1)                                        71,610      3,571,191
                                                                    ------------
                                                                       6,804,456
                                                                    ------------
OIL, GAS & CONSUMABLE FUELS--3.5%
Arena Resources, Inc.(1)                                  133,067      4,238,184
Carrizo Oil & Gas, Inc.(1)                                277,793      4,764,150
Concho Resources, Inc.(1)                                 182,200      5,227,318


                         1 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares         Value
                                                       ----------   ------------
OIL, GAS & CONSUMABLE FUELS CONTINUED
Petrohawk Energy Corp.(1)                                  93,200   $  2,078,360
                                                                    ------------
                                                                      16,308,012
                                                                    ------------
FINANCIALS--8.8%

CAPITAL MARKETS--4.0%
Greenhill & Co., Inc.                                      38,512      2,780,952
optionsXpress Holdings, Inc.                              203,377      3,158,445
Stifel Financial Corp.(1)                                 133,788      6,433,865
Waddell & Reed Financial, Inc., Cl. A                     238,600      6,291,882
                                                                    ------------
                                                                      18,665,144
                                                                    ------------
COMMERCIAL BANKS--1.1%
Signature Bank(1)                                         183,279      4,970,526
                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES--1.3%
MSCI, Inc., Cl. A(1)                                      256,240      6,262,506
                                                                    ------------
INSURANCE--0.7%
RenaissanceRe Holdings Ltd.                                75,100      3,495,154
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS--0.9%
Digital Realty Trust, Inc.                                110,500      3,961,425
                                                                    ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
Jones Lang LaSalle, Inc.                                  109,300      3,577,389
                                                                    ------------
HEALTH CARE--19.9%

BIOTECHNOLOGY--1.7%
Alexion Pharmaceuticals, Inc.(1)                          186,400      7,664,768
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES--5.2%
Haemonetics Corp.(1)                                      113,977      6,496,689
IDEXX Laboratories, Inc.(1)                                51,100      2,360,820
Masimo Corp.(1)                                            90,799      2,189,164
Neogen Corp.(1)                                            57,902      1,678,000
NuVasive, Inc.(1)                                         160,981      7,179,753
Thoratec Corp.(1)                                         166,300      4,453,514
                                                                    ------------
                                                                      24,357,940
                                                                    ------------
HEALTH CARE PROVIDERS & SERVICES--7.9%
Bio-Reference Laboratories, Inc.(1)                       145,096      4,586,485
CardioNet, Inc.(1)                                        185,100      3,020,832
Genoptix, Inc.(1)                                         206,353      6,601,232
Hanger Orthopedic Group, Inc.(1)                          389,900      5,298,741
HMS Holdings Corp.(1)                                     222,176      9,047,007
IPC The Hospitalist Co.(1)                                 49,200      1,313,148
MEDNAX, Inc.(1)                                           116,000      4,887,080
Sun Healthcare Group, Inc.(1)                             256,100      2,161,484
                                                                    ------------
                                                                      36,916,009
                                                                    ------------
HEALTH CARE TECHNOLOGY--1.8%
athenahealth, Inc.(1)                                     157,992      5,847,284
Medidata Solutions, Inc.(1)                                89,300      1,462,734
Phase Forward, Inc.(1)                                     64,737        978,176
                                                                    ------------
                                                                       8,288,194
                                                                    ------------


                         2 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares         Value
                                                       ----------   ------------
LIFE SCIENCES TOOLS & SERVICES--2.8%
AMAG Pharmaceuticals, Inc.(1)                              21,300   $  1,164,471
ICON plc, Sponsored ADR(1)                                173,478      3,743,655
Illumina, Inc.(1)                                         110,100      4,287,294
Luminex Corp.(1)                                          208,357      3,862,939
                                                                    ------------
                                                                      13,058,359
                                                                    ------------
PHARMACEUTICALS--0.5%
Perrigo Co.                                                85,400      2,372,412
                                                                    ------------
INDUSTRIALS--15.1%

COMMERCIAL SERVICES & SUPPLIES--5.9%
Clean Harbors, Inc.(1)                                     43,442      2,345,434
Copart, Inc.(1)                                           133,900      4,642,313
FTI Consulting, Inc.(1)                                    74,600      3,783,712
ICF International, Inc.(1)                                141,625      3,907,434
Stericycle, Inc.(1)                                        97,231      5,010,313
Tetra Tech, Inc.(1)                                       160,600      4,601,190
Waste Connections, Inc.(1)                                124,935      3,237,066
                                                                    ------------
                                                                      27,527,462
                                                                    ------------
CONSTRUCTION & ENGINEERING--1.8%
Aecom Technology Corp.(1)                                 126,203      4,038,496
MYR Group, Inc.(1)                                        220,852      4,465,627
                                                                    ------------
                                                                       8,504,123
                                                                    ------------
ELECTRICAL EQUIPMENT--1.0%
Regal-Beloit Corp.                                        122,100      4,849,812
                                                                    ------------
MACHINERY--4.7%
Bucyrus International, Inc., Cl. A                        125,300      3,578,568
Chart Industries, Inc.(1)                                 150,600      2,737,908
Gardner Denver, Inc.(1)                                   111,800      2,814,006
Kaydon Corp.                                               87,000      2,832,720
Middleby Corp. (The)(1)                                    82,300      3,614,616
Nordson Corp.                                              88,500      3,421,410
Wabtec Corp.                                               82,600      2,657,242
                                                                    ------------
                                                                      21,656,470
                                                                    ------------
ROAD & RAIL--1.1%
Con-way, Inc.                                              67,400      2,379,894
Old Dominion Freight Line, Inc.(1)                         74,500      2,500,965
                                                                    ------------
                                                                       4,880,859
                                                                    ------------
TRANSPORTATION INFRASTRUCTURE--0.6%
Aegean Marine Petroleum Network, Inc.                     195,500      2,952,050
                                                                    ------------
INFORMATION TECHNOLOGY--26.5%

COMMUNICATIONS EQUIPMENT--2.6%
Aruba Networks, Inc.(1)                                   332,700      2,907,798
F5 Networks, Inc.(1)                                      119,700      4,140,423
Riverbed Technology, Inc.(1)                              225,800      5,236,302
                                                                    ------------
                                                                      12,284,523
                                                                    ------------


                         3 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares         Value
                                                       ----------   ------------
COMPUTERS & PERIPHERALS--2.3%
3PAR, Inc.(1)                                             446,662   $  5,538,609
Synaptics, Inc.(1)                                        127,200      4,916,280
                                                                    ------------
                                                                      10,454,889
                                                                    ------------
INTERNET SOFTWARE & SERVICES--5.0%
AsiaInfo Holdings, Inc.(1)                                192,800      3,318,088
Constant Contact, Inc.(1)                                 121,800      2,416,512
Equinix, Inc.(1)                                           75,200      5,470,048
Mercadolibre, Inc.(1)                                     152,100      4,088,448
Switch & Data Facilities Co.(1)                           290,200      3,404,046
VistaPrint Ltd.(1)                                        104,200      4,444,130
                                                                    ------------
                                                                      23,141,272
                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--7.5%
Cavium Networks, Inc.(1)                                  359,000      6,034,790
Cymer, Inc.(1)                                             81,900      2,434,887
Diodes, Inc.(1)                                           244,000      3,816,160
Monolithic Power Systems, Inc.(1)                         210,561      4,718,672
Netlogic Microsystems, Inc.(1)                            158,500      5,778,910
Silicon Laboratories, Inc.(1)                             150,400      5,706,176
Teradyne, Inc.(1)                                         319,700      2,193,142
Varian Semiconductor Equipment Associates, Inc.(1)        176,900      4,243,831
                                                                    ------------
                                                                      34,926,568
                                                                    ------------
SOFTWARE--9.1%
Advent Software, Inc.(1)                                   71,300      2,337,927
Ansys, Inc.(1)                                             75,196      2,343,107
ArcSight, Inc.(1)                                         249,838      4,439,621
Concur Technologies, Inc.(1)                              139,000      4,320,120
Longtop Financial Technologies Ltd., ADR(1)               175,600      4,312,736
NetSuite, Inc.(1)                                          50,180        592,626
Nuance Communications, Inc.(1)                            264,500      3,197,805
Solera Holdings, Inc.(1)                                  151,200      3,840,480
Sourcefire, Inc.(1)                                       294,369      3,647,232
Sybase, Inc.(1)                                            91,500      2,867,610
Synchronoss Technologies, Inc.(1)                         270,700      3,321,489
Taleo Corp., Cl. A(1)                                     199,081      3,637,210
Ultimate Software Group, Inc. (The)(1)                    137,500      3,333,000
                                                                    ------------
                                                                      42,190,963
                                                                    ------------
MATERIALS--2.3%

CHEMICALS--0.6%
Intrepid Potash, Inc.(1)                                   95,480      2,681,078
                                                                    ------------
CONTAINERS & PACKAGING--0.6%
Rock-Tenn Co., Cl. A                                       77,500      2,957,400
                                                                    ------------
METALS & MINING--1.1%
Steel Dynamics, Inc.                                      213,800      3,149,274


                         4 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

                                                         Shares         Value
                                                       ----------   ------------
METALS & MINING CONTINUED
Thompson Creek Metals Co., Inc.(1)                        202,000   $  2,064,440
                                                                    ------------
                                                                       5,213,714
                                                                    ------------
TELECOMMUNICATION SERVICES--1.5%

WIRELESS TELECOMMUNICATION SERVICES--1.5%
SBA Communications Corp.(1)                               283,800      6,964,450
                                                                    ------------
Total Common Stocks (Cost $389,348,660)                              447,649,107
                                                                    ------------
INVESTMENT COMPANY--3.1%
Oppenheimer Institutional Money Market Fund, Cl. E,
   0.48%(2, 3) (Cost $14,354,160)                      14,354,160     14,354,160
                                                                    ------------
Total Investments, at Value (Cost $403,702,820)              99.4%   462,003,267
                                                                    ------------
Other Assets Net of Liabilities                               0.6      2,954,377
                                                       ----------   ------------
Net Assets                                                  100.0%  $464,957,644
                                                       ==========   ============

Footnotes to Statement of Investments

(1.) Non-income producing security.

(2.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                           SHARES            GROSS          GROSS        SHARES
                                                     SEPTEMBER 30, 2008    ADDITIONS     REDUCTIONS   JUNE 30, 2009
                                                     ------------------   -----------   -----------   -------------
Oppenheimer Institutional Money Market Fund, Cl. E       27,382,050       203,058,598   216,086,488     14,354,160

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $14,354,160   $282,400

(3.) Rate shown is the 7-day yield as of June 30, 2009.


                         5 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The table below categorizes amounts that are included in the Fund's Statement of Assets and Liabilities as of June 30, 2009 based on valuation input level:

                                                 LEVEL 2-
                                  LEVEL 1-        OTHER         LEVEL 3-
                                 UNADJUSTED    SIGNIFICANT   SIGNIFICANT
                                   QUOTED       OBSERVABLE   UNOBSERVABLE
                                   PRICES         INPUTS        INPUTS         VALUE
                                ------------   -----------   ------------   ------------
ASSETS TABLE
INVESTMENTS, AT VALUE:
Common Stocks
   Consumer Discretionary       $ 69,783,845       $--           $--        $ 69,783,845
   Consumer Staples                9,977,335        --            --           9,977,335
   Energy                         23,112,468        --            --          23,112,468
   Financials                     40,932,144        --            --          40,932,144
   Health Care                    92,657,682        --            --          92,657,682
   Industrials                    70,370,776        --            --          70,370,776
   Information Technology        122,998,215        --            --         122,998,215
   Materials                      10,852,192        --            --          10,852,192
   Telecommunication Services      6,964,450        --            --           6,964,450
Investment Company                14,354,160        --            --          14,354,160
                                ------------       ---           ---        ------------
Total Assets                    $462,003,267       $--           $--        $462,003,267
                                ------------       ---           ---        ------------

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.


                         6 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as "Level 1," inputs other than unadjusted quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which


                         7 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available unadjusted quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the Manager's own assumptions about the inputs that market participants would use in valuing such securities are significant to the fair value.


                         8 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.


                         9 | Oppenheimer Discovery Fund

Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS June 30, 2009 / Unaudited

Federal tax cost of securities   $ 425,019,189
                                 =============
Gross unrealized appreciation    $  49,850,053
Gross unrealized depreciation      (12,865,975)
                                 -------------
Net unrealized appreciation      $  36,984,078
                                 =============


                         10 | Oppenheimer Discovery Fund

ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
    Date: 08/11/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------------
    John V. Murphy
    Principal Executive Officer
    Date: 08/11/2009


By: /s/ Brian W. Wixted
    ---------------------------------
    Brian W. Wixted
    Principal Financial Officer
    Date: 08/11/2009